Loss and loss adjustment expense reserves - Reconciliation of loss development information to reserves for loss and loss adjustment expense reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	$ 1,289,699
Loss and loss adjustment expenses recoverable, net	14,375	$ 5,520	$ 2,031	$ 1,113
Deferred Costs	5,994	6,738	3,847	0
Gross reserves for loss and loss adjustment expenses, end of year	1,310,068	$ 1,111,692	$ 937,157	$ 720,570
Global A&H
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	3,681
Loss and loss adjustment expenses recoverable, net	0
Marine & Energy
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	12,095
Loss and loss adjustment expenses recoverable, net	0
Credit
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	45,553
Loss and loss adjustment expenses recoverable, net	2,373
Casualty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	616,013
Loss and loss adjustment expenses recoverable, net	8,982
Other Specialty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	263,418
Loss and loss adjustment expenses recoverable, net	0
Property Catastrophe Excess Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	75,848
Loss and loss adjustment expenses recoverable, net	218
Property Risk and Pro Rata
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	59,514
Loss and loss adjustment expenses recoverable, net	2,801
Agriculture
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	2
Loss and loss adjustment expenses recoverable, net	1
Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	2,863
Loss and loss adjustment expenses recoverable, net	0
Retroactive reinsurance contracts | Contracts incepting in 2012
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	0
Retroactive reinsurance contracts | Contracts incepting in 2013
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	0
Retroactive reinsurance contracts | Contracts incepting in 2014
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	0
Retroactive reinsurance contracts | Contracts incepting in 2015
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	29,436
Retroactive reinsurance contracts | Contracts incepting in 2016
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	0
Retroactive reinsurance contracts | Contracts incepting in 2017
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	54,899
Retroactive reinsurance contracts | Contracts incepting in 2018
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	2,043
Retroactive reinsurance contracts | Contracts incepting in 2019
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	104,646
Retroactive reinsurance contracts | Contracts incepting in 2020
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net reserves for loss and loss adjustment expenses, end of year	$ 19,688